Cash and Investments - Fair Value Disclosures, Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Cash and Investments
Assets	$ 92,125.1	$ 86,645.4
Private placement debt securities | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (23.2)
Private placement debt securities | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 24.5
Mortgage Loans | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Mortgage Loans | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Private company preferred shares | Sensitivity Analysis, increase in discount rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (308.2)
Private company preferred shares | Sensitivity Analysis, decrease in discount rate
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 591.8
Private company preferred shares | Sensitivity Analysis, increase in long term growth rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 175.8
Private company preferred shares | Sensitivity Analysis, decrease in long term growth rate
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(0.50%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (141.7)
Limited partnerships and other | Sensitivity Analysis, increase in net asset values
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 182.4
Limited partnerships and other | Sensitivity Analysis, decrease in net asset values
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (182.4)
Net asset value | Limited partnerships and other
Cash and Investments
Number of investments | item	45	47
Net asset value | Limited partnerships and other - largest investment | Industrials
Cash and Investments
Assets		$ 258.2
Net asset value | Limited partnerships and other - largest investment | Industrials One
Cash and Investments
Assets	$ 189.5
Net asset value | Limited partnerships and other - largest investment | Industrials Two
Cash and Investments
Assets	176.1
Net asset value | Limited partnerships and other - largest investment | Oil and gas extraction
Cash and Investments
Assets	$ 374.8	252.1
Net asset value | Limited partnerships and other - largest investment | Household appliance manufacturing
Cash and Investments
Assets		$ 192.0
Discounted cash flow | Private placement debt securities
Cash and Investments
Number of investments | item	10	12
Discounted cash flow | Private placement debt securities - largest investment
Cash and Investments
Assets	$ 285.0	$ 535.1
Market approach | Mortgage Loans
Cash and Investments
Number of investments | item	50	36
Assets	$ 250.0	$ 149.4